Indirect Cash Flow (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Consolidated net income		$ 158,979	$ 109,096	$ 1,701,954	$ 2,461,419	$ 1,517,855
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Income from financial royalty assets		(529,625)	(462,844)
Provision for changes in expected cash flows from financial royalty assets		292,262	88,012	230,839	(1,019,321)	(57,334)
Amortization of intangible assets		5,671	5,733	23,058	23,924	33,267
Amortization of debt discount and issuance costs		4,790	2,478	11,715	12,790	13,127
Realized gain on available for sale debt securities				0	0	(419,481)
Unrealized loss/(gain) on derivative contracts		2,555	33,445	42,076	39,138	(11,923)
(Gain)/loss on equity securities		54,186	153,166	(247,073)	(155,749)	13,939
Equity in (earnings)/loss of non-consolidated affiliates		1,918	9,074	(44,459)	32,517	7,023
Distributions from non-consolidated affiliates		17,325	20,293	42,334	14,059	39,402
Loss on extinguishment of debt		0	5,406	30,272	0	0
Share-based compensation		713	0	5,428	0	0
Interest income accretion		(15,491)	0	(20,551)	0	0
Unrealized gain on forwards				(18,600)	0	0
Unrealized gain on available for sale debt securities		(9,115)	0
Impairment charge				65,053	0	0
Loss on derivative financial instruments		0	(34,952)	(34,952)	0	0
Other		958	3,469	9,621	(2,122)	(7,771)
(Increase)/decrease in operating assets:
Financial royalty assets				(1,959,975)	(1,648,837)	(1,524,816)
Cash collected on financial royalty assets		573,946	488,028	2,121,923	1,934,092	2,052,592
Available for sale debt securities				0	(150,000)	(150,000)
Accrued royalty receivable		(299)	(196)	370	2,471	(27,372)
Other receivables				0	150,000	150,000
Other royalty income receivable		(530)	(2,619)	(770)	7,390	(11,099)
Other current assets		1,939	40	(10,278)	4,607	(442)
Other assets		0	45,007	45,264	(45,635)	0
(Decrease)/increase in operating liabilities:
Accounts payable and accrued expenses		(2,207)	8,468	(766)	6,496	1,350
Interest payable		(31,875)	0	42,146	0	0
Net cash provided by operating activities		$ 526,100	471,104	2,034,629	1,667,239	1,618,317
Supplemental schedule of non-cash investing / financing activities:
Receipt of contribution of investment in Legacy Investors Partnerships			303,679	303,679	0	0
Settlement of Epizyme forward purchase contract			5,700	5,700	0	0
Accrued purchase obligation-Tazverik			110,000	110,000	0	0
Repayments of long-term debt by contributions from non-controlling interest	[1]		$ 1,103,774	1,103,774	0	0
Milestone payable-Erleada	[2]			$ 18,600	$ 0	$ 0

[1]	Related to the pro rata portion of RPIFT's outstanding debt repaid by the Legacy Investors Partnerships
[2]	Related to the achievement of a sales-based milestone that was not paid as of December 31, 2020.